Condensed Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Statement of Cash Flows [Abstract]
Net Income	$ 89,269	$ 34,413
Reconciliation of net income to net cash provided by (used in) operating activities:
Depreciation, amortization and goodwill impairment	19,716	14,897
Net amortization of premium on fixed maturities	2,338	2,945
Stock compensation expense	1,803	1,629
Equity in losses of unconsolidated subsidiaries	3,098	452
Net realized loss (gain) on investments	1,118	(1,463)
Realized loss (gain) on premise and equipment disposals	(23)	96
Bad debt expense	22,624	16,776
Foreign currency translation, net of tax	(3,227)	150
Changes in assets and liabilities:
Accrued investment income	(1,928)	662
Premiums and other receivables	(232,823)	(17,053)
Deferred acquisition costs, net	(51,679)	(706)
Reinsurance recoverable on unpaid losses	77,659	7,289
Prepaid reinsurance premiums	15,556	580
Prepaid expenses and other assets	(2,803)	(1,824)
Unpaid loss and loss adjustment expense reserves	97,825	(17,075)
Unearned premiums	210,558	4,232
Unearned service contract and other revenue	1,630	2,397
Reinsurance payable	(27,235)	(8,566)
Accounts payable	116,331	687
Income tax payable	17,490	(1,402)
Deferred tax liability	(43,812)	(8,871)
Other liabilities	720	(305)
Net cash provided by operating activities	314,205	29,940
Net Cash Provided by (Used in) Investing Activities [Abstract]
Investment in unconsolidated subsidiaries	(16,690)	(29,868)
Purchases of other investments	(1,297)	0
Acquisition of consolidated subsidiaries, net of cash obtained	(37,064)	(22,766)
Purchases of short term investments	(124,000)	(44,566)
Notes receivable from related party	(125,364)	0
Proceeds from sale of short-term investments	124,830	112,936
Proceeds from sale of equity securities	1,703	0
Purchases of premises and equipment	(7,048)	(4,909)
Disposals of premises and equipment	794	49
Purchases of equity securities	(36,755)	(4,808)
Purchases of fixed maturities	(742,702)	(402,122)
Proceeds from sale and maturity of fixed maturities	313,373	265,998
Net cash used in investing activities	(650,220)	(130,056)
Cash flows from financing activities:
Securities sold under agreements to repurchase, net	(14,267)	(58,462)
Securities sold but not yet purchased, net	0	(56,700)
Notes payable repayments	(84,436)	(58,435)
Proceeds from notes payable	250,000	69,308
Issuance of common stock	177,829	213,277
Issuance of preferred stock, net of fees	53,164	0
Exercises of stock options	839	0
Dividends paid to preferred shareholders	0	(12,202)
Dividends paid to common shareholders	(2,796)	(797)
Net cash provided by financing activities	380,333	95,989
Net increase in cash and cash equivalents	44,318	(4,127)
Cash and cash equivalents, beginning of the period	73,823	39,937
Cash and cash equivalents, end of the period	118,141	35,810
Supplemental disclosures of cash flow information:
Cash paid for income taxes	39,031	20,500
Cash paid for interest	9,082	1,371
Non-cash capital contribution	$ 75,404	$ 10,275